CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Total Class A exchangeable and Class B shareholders [1]	Total Class C Shares	Share capital Class A exchangeable and Class B shareholders [1]	Share capital Class C Shares	Retained earnings Class A exchangeable and Class B shareholders [1]	Retained earnings Class C Shares	Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss) Class C Shares	Non-controlling interests
Beginning balance at Dec. 31, 2021		$ 1,345	$ 539	$ 806	$ 536	$ 963	$ 3	$ (124)	$ (33)	$ (33)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		501	6	493			6	493			2
Other comprehensive income (loss)		(446)		(446)						(446)
Comprehensive income (loss)		55	6	47			6	493		(446)	2
Equity issuances		461		450		450					11
Distributions and redeemable preferred share dividends	[2]	(132)	(59)	(68)	(59)			(68)			(5)
Derecognition of equity accounted investments		(44)		(44)						(44)
Other			(54)	54	(54)	54
Total change in the year		340	(107)	439	(113)	504	6	425		(490)	8
Ending balance at Dec. 31, 2022		1,685	432	1,245	423	1,467	9	301	(523)	(523)	8
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		797	5	791			5	791			1
Other comprehensive income (loss)		403		403						403
Comprehensive income (loss)		1,200	5	1,194			5	791		403	1
Equity issuances		3,303	1,173	2,130	1,173	2,130
Distributions and redeemable preferred share dividends	[3]	(159)	(5)	(154)	(5)			(154)
Non-controlling interest assumed on acquisition		137									137
Other		(11)	(14)	3	(14)	10		(7)
Total change in the year		4,470	1,159	3,173	1,154	2,140	5	630		403	138
Ending balance at Dec. 31, 2023		6,155	1,591	4,418	1,577	3,607	14	931	(120)	(120)	146
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		1,247	14	1,200			14	1,200			33
Other comprehensive income (loss)		324		324						324
Comprehensive income (loss)		1,571	14	1,524			14	1,200		324	33
Equity issuances		4,924	1	4,919	1	4,919					4
Distributions and redeemable preferred share dividends	[4]	(165)	(14)	(105)	(14)			(105)			(46)
Acquisition of treasury shares, net	[4]	(122)	(122)		(122)
Non-controlling interest assumed on acquisition		713									713
Total change in the year		6,921	(121)	6,338	(135)	4,919	14	1,095		324	704
Ending balance at Dec. 31, 2024		$ 13,076	$ 1,470	$ 10,756	$ 1,442	$ 8,526	$ 28	$ 2,026	$ 204	$ 204	$ 850

[1]	.
(4)On August 29, 2024, the Company redesignated all of its Class A-1 exchangeable shares into its Class A exchangeable shares. Equity amounts attributable to Class A exchangeable and Class B shareholders include amounts attributable to Class A-1 exchangeable shareholders prior to the redesignation. For further details, refer to Note 23.

[2]	In 2022, the Company distributed $0.14 in the form of a return of capital per each Class A exchangeable and Class B share in each quarter. In addition, the Company completed a special distribution of shares of Brookfield Asset Management Ltd. (the “Manager shares”) to the holders of the Company’s Class A exchangeable shares and Class B shares in the amount of $5.481 per share in the fourth quarter.
[3]	In 2023, the Company distributed $0.07 in the form of a return of capital per each Class A exchangeable and Class B share in each quarter and $0.07 in the form of a return of capital per each Class A-1 exchangeable share in the fourth quarter.
[4]	In 2024, the Company distributed $0.08 in the form of a return of capital per each Class A exchangeable and Class B share in each quarter and $0.08 in the form of a return of capital per each Class A-1 exchangeable share in the first two quarters prior to its redesignation to Class A exchangeable share.